INVESTMENTS - Unaudited condensed financial information of equity investments (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Operating data:
Equity in income/(loss) of affiliates	$ (20,960,868)	¥ (135,780,312)	¥ 187,191,141	¥ 56,146,814
Qunar
Operating data:
Revenue		841,814,520
Gross profit		537,240,212
Income/(loss) from operations		(4,792,664,736)
Net income/(loss)		(4,917,200,749)
Net income/(loss) attributable to our equity method investments companies		(2,352,388,839)
Add: Gain/(loss) from disposal of equity investments, including the remeasurement gain/(loss) from previously held equity investments in step acquisitions		2,352,388,839
Balance sheet data:
Current assets		9,433,080,372
Long-term assets		1,072,464,782
Current liabilities		10,442,341,153
Long-term liabilities		93,019,969
Non-controlling interests		5,282,358
Other equity investments
Operating data:
Revenue		7,069,224,177
Gross profit		1,581,396,551
Income/(loss) from operations		(20,961,158)
Net income/(loss)		(189,461,030)
Net income/(loss) attributable to our equity method investments companies		(127,465,948)
Add: Equity dilution impact		(8,314,364)
Equity in income/(loss) of affiliates		(135,780,312)
Balance sheet data:
Current assets		4,091,410,052
Long-term assets		10,102,034,376
Current liabilities		4,043,523,264
Long-term liabilities		466,730,372
Non-controlling interests		¥ 76,928,317
Equity investments
Operating data:
Revenue			6,667,675,419	6,209,097,961
Gross profit			1,280,767,842	995,803,159
Income/(loss) from operations			646,012,004	454,747,888
Net income/(loss)			446,181,771	190,462,888
Net income/(loss) attributable to our equity method investments companies			66,427,909	29,135,272
Add: Equity dilution impact			20,577,432	26,418,800
Add: Gain/(loss) from disposal of equity investments, including the remeasurement gain/(loss) from previously held equity investments in step acquisitions			100,185,800	592,742
Equity in income/(loss) of affiliates			187,191,141	56,146,814
Balance sheet data:
Current assets			1,383,806,709	1,633,265,014
Long-term assets			9,377,157,121	7,760,394,239
Current liabilities			1,771,565,291	1,790,122,457
Long-term liabilities			3,549,170,630	3,292,033,000
Non-controlling interests			¥ 15,188,000	¥ 19,429,000